Financing Guarantee Liabilities - Summary Of Movement Of Gross Carrying Amount Of Financing Guarantee Contracts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	¥ 232,027,821
Ending balance	342,848,611	¥ 232,027,821
Financial guarantee contracts [member] | Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	20,969,026	4,639,331	¥ 4,587,426
New guarantee contracts originated	71,968,587	23,031,641	3,603,295
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(28,206,244)	(6,701,946)	(3,551,390)
Ending balance	64,731,369	20,969,026	4,639,331
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	20,898,499	4,600,281	4,504,919
New guarantee contracts originated	71,968,587	23,031,641	3,603,295
Transfers financial assets Stage	(1,261,287)	(373,494)	(83,434)
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(27,188,881)	(6,359,929)	(3,424,499)
Ending balance	64,416,918	20,898,499	4,600,281
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(1,296,115)	(392,721)	(83,557)
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	34,828	19,227	123
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	70,527	39,050	82,507
Transfers financial assets Stage	1,261,287	373,494	83,434
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(1,017,363)	(342,017)	(126,891)
Ending balance	314,451	70,527	39,050
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	1,296,115	392,721	83,557
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(34,828)	(19,227)	(123)
Financial guarantee contracts [member] | Accumulated Impairment [Member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	748,674	242,749	273,916
New guarantee contracts originated	1,126,819	344,770	159,214
Transfers financial assets Stage	197,301	65,409	16,921
Net impact on expected credit loss by stage transfers	197,301	65,409	16,921
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(1,865,476)	(489,478)	(229,758)
Changes in parameters of expected credit loss model	2,489,791	585,224	22,456
Ending balance	2,697,109	748,674	242,749
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	688,080	211,913	204,452
New guarantee contracts originated	1,126,819	344,770	159,214
Transfers financial assets Stage	(978,068)	(228,744)	(48,995)
Net impact on expected credit loss by stage transfers	(17,444)	(9,866)	(76)
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(911,219)	(217,235)	(125,219)
Changes in parameters of expected credit loss model	2,476,773	577,376	22,461
Ending balance	2,402,385	688,080	211,913
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(993,204)	(233,701)	(49,020)
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	32,580	14,823	101
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	60,594	30,836	69,464
Transfers financial assets Stage	1,175,369	294,153	65,916
Net impact on expected credit loss by stage transfers	214,745	75,275	16,997
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(954,257)	(272,243)	(104,539)
Changes in parameters of expected credit loss model	13,018	7,848	(5)
Ending balance	294,724	60,594	30,836
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	993,204	233,701	49,020
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	¥ (32,580)	¥ (14,823)	¥ (101)